CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Health plan receivable, allowance for credit loss	$ 150	$ 0
Clinic fees and insurance receivable, allowance for credit loss	5,683	5,755
Variable Interest Entity, Primary Beneficiary
Assets to settle obligations	2,000	3,100
Liabilities without recourse to company assets	16,800	9,900
Investment in affiliates	$ 31,400	$ 33,000
Class A Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	800,000,000	800,000,000
Common stock shares issued (in shares)	41,579,000	41,578,890
Common stock shares outstanding (in shares)	41,579,000	41,578,890
Class V Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	205,000,000	205,000,000
Common stock shares issued (in shares)	201,867,000	201,592,000
Common stock shares outstanding (in shares)	201,867,000	201,592,000